Taxes on Income (Schedule of Theoretical Tax) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Profit (loss) before taxes on income	€ 819	€ (6,269)	€ (63)	[1]
Primary tax rate of the Company	23.00%	24.00%	25.00%
Tax benefit (tax on income)	€ (188)	€ 1,505	€ 16
Profit (loss) subject to different tax rate	45	(106)	(15)
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past		(448)
Neutralization of tax calculated in respect of the Company's share in profits of equity accounted investees	585	367	344
Change in temporary differences for which deferred tax were not recognized	(576)	(359)	(347)
Current year tax losses and benefits for which deferred taxes were not created	(136)	(1,142)	(378)
Tax benefit (taxes) in respect to previous years and others	55	(189)	(189)
Actual tax benefit (tax on income)	€ (215)	€ (372)	€ (569)	[1]

[1]	Please refer to Note 2C for functional and presentation currency.